Capitalization (Details) $ / shares in Units, shares in Thousands, $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 $ / shares	Aug. 31, 2022 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock conversion ratio		1
Stock repurchased	$ 1,107
Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market value of stock (in dollars per share) | $ / shares		$ 12.50
Number of trading days		20 days
Number of consecutive trading days		30 days
Stock repurchased	$ 1,107
2022 Share Repurchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased (in shares) | shares	190
Stock repurchased	$ 1,100
2022 Share Repurchase Program | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase, authorized amount			$ 25,000
2022 Share Repurchase Program | Public Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase, authorized amount			$ 25,000